S000009904 [Member] Investment Strategy - AMG Veritas Global Focus Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund intends to invest in equity securities of a relatively select group of global companies, identified through a bottom up stock picking approach with certain strategic themes identified by Veritas Asset Management LLP, the subadviser to the Fund (“Veritas” or the “Subadviser”). The Subadviser seeks to identify and invest in businesses at reasonable valuations. The Subadviser seeks to identify industry leaders in relatively stable industries where there is greater visibility of sustainable earnings and recurring revenues, but equity investments must generally satisfy a number of demanding valuation criteria, with particular attention paid to the level of free cash flow generation from the business.
The Fund will take focused equity positions identified via the analysis of the Subadviser, which will focus on identifying long term themes and trends and then proceed to identifying companies within those themes and trends that it believes have sound business models, strong management and disciplined financial controls. The themes and trends are identified with an emphasis on in-house research, although external research is also used.
The Fund will generally invest in mid- to large-capitalization companies, although the Fund may also invest in small-capitalization companies. The Fund generally invests in companies with market capitalizations greater than $5 billion. The Fund currently expects to hold between 25 and 40 positions. The Fund is non-diversified.
Additionally, under normal circumstances, the Fund invests at least 35% (or if conditions are not favorable, in the view of Veritas, at least 25%) of its net assets in investments economically tied to countries other than the U.S., and the Fund will hold investments economically tied to a minimum of three countries other than the U.S. The Fund considers an investment to be economically tied to a country other than the U.S. if it provides investment exposure to a non-U.S. issuer. The Fund considers a company to be a non-U.S. issuer if (i) it is organized outside the U.S. or maintains a principal place of business outside the U.S., (ii) its securities are traded principally outside the U.S., or (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed outside the U.S. or it has at least 50% of its assets outside the U.S. The Fund may invest in securities of issuers located in any country outside the U.S., including developed and emerging market countries.
The Fund may hold assets in cash and cash equivalents, and at times these holdings may be significant. The Fund’s cash level at any point typically relates to the Subadviser’s individual security selection process, and therefore may vary, depending on the Subadviser’s desired security weightings.